Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments and risk management
Schedule of notional amounts and strike prices of derivative financial instruments

	Position as of December 31, 2020
	Jet fuel Asian call and Zero-Cost
	collars option contracts maturities
	1 Half 2021				2 Half 2021		2021 Total
Jet fuel risk Asian Calls
Notional volume in gallons (thousands)*				7,280		—				7,280
Strike price agreed rate per gallon (U.S.dollars) **	US$			1.90		—	US$			1.90
Approximate percentage of hedge (of expected consumption value)				6%		—%				3%
Jet fuel risk Zero-Cost collars
Notional volume in gallons (thousands)*				7,556		—				7,556
Strike price agreed rate per gallon (U.S. dollars) **	US$	1.23	/	1.93	US$	—	US$	1.23	/	1.93
Approximate percentage of hedge (of expected consumption value)				6%		—%				3%
All-in
Approximate percentage of hedge (of expected consumption value)				12%		—%				6%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

	Position as of December 31, 2019
	Jet fuel Zero-Cost Collar
	collars option contracts maturities
	1 Half 2020				2 Half 2020				2020 Total
Jet fuel risk Zero-Cost collars
Notional volume in gallons (thousands)*				34,480				22,164				56,644
Strike price agreed rate per gallon (U.S.dollars)**	US$	1.63	/	1.82	US$	1.65	/	1.81	US$	1.64	/	1.82
Approximate percentage of hedge (of expected consumption value)				25%				15%				20%
All-in
Approximate percentage of hedge (of expected consumption value)				25%				15%				20%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

Schedule of sensitivity of US Gulf Coast Jet Fuel 54 Zero Cost Collars to a reasonably possible change in fuel prices, with all other variables held constant, on the caption of accumulated other comprehensive income

Sensitivity of position
as of December 31, 2020
effect on equity
(U.S. dollars)
US Gulf Coast Jet Fuel 54 spot level
+5%	+0.16M
-5%	-0.16M

Please note this sensitivity was calculated with the net position delta of the portfolio, as change on the underlying price is small enough to be a good proxy.

Schedule of foreign exchange exposure

	Thousands of U.S. dollars
	2020		2019
Assets:
Cash and cash equivalents	US$	495,612	US$	373,099
Other accounts receivable, net		39,997		23,620
Guarantee deposits		479,566		437,499
Derivative financial instruments		10		7,088
Total assets	US$	1,015,185	US$	841,306

Liabilities:
Financial debt (Note 5)	US$	183,806	US$	176,927
Lease liabilities		2,334,153		2,263,849
Suppliers		174,553		76,471
Other taxes and fees payable		16,105		22,486
Derivative financial instruments		484		—
Total liabilities		2,709,101		2,539,733
Net foreign currency position	US$	(1,693,916)	US$	(1,698,427)

	Thousands of U.S. dollars
	2020		2019
Assets:
Cash and cash equivalents	US$	495,612	US$	373,099
Other accounts receivable, net		39,997		23,620
Guarantee deposits		479,566		437,499
Derivative financial instruments		10		7,088
Total assets	US$	1,015,185	US$	841,306

Liabilities:
Financial debt (Note 5)	US$	183,806	US$	176,927
Lease liabilities		2,334,153		2,263,849
Suppliers		174,553		76,471
Other taxes and fees payable		16,105		22,486
Derivative financial instruments		484		—
Total liabilities		2,709,101		2,539,733
Net foreign currency position	US$	(1,693,916)	US$	(1,698,427)

Schedule of contractual principal payments required on financial liabilities and derivative instruments fair value

	December 31, 2020
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	1,096,543	Ps.	2,554,069	Ps.	3,650,612
Short-term working capital facilities (Note 5)		200,000		—		200,000
Asset backed trust note (Note 5)		250,000		1,250,000		1,500,000

Derivative financial instruments:
Jet fuel Asian Zero-Cost collars options contracts		9,657		—		9,657
Lease liabilities:
Aircraft, engines, land and buildings leases		6,484,092		37,646,450		44,130,542
Aircraft and engine lease return obligation		86,801		2,417,683		2,504,484
Total	Ps.	8,127,093	Ps.	43,868,202	Ps.	51,995,295

	December 31, 2019
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	1,855,956	Ps.	1,452,553	Ps.	3,308,509
Short-term working capital facilities (Note 5)		200,000		—		200,000
Asset backed trust note (Note 5)		—		1,500,000		1,500,000

Lease liabilities:
Aircraft, engines, land and buildings leases		4,720,505		35,796,540		40,517,045
Aircraft and engine lease return obligation		383,093		1,469,595		1,852,688
Total	Ps.	7,159,554	Ps.	40,218,688	Ps.	47,378,242

Summary of impact on the equity due to changes in the fair value of forward exchange contracts

	Change in	Effect on profit
	USD rate	before tax
2020	+5%	Ps.	(253,763)
	-5%		253,763

2019	+5%	Ps.	(155,593)
	-5%		155,593